SIGNIFICANT ACCOUNTING POLICIES - Primary Geographical Market (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Number of operating segments | segment	1		1
Number of Reportable Segments | segment	1		1
Total revenues	$ 100,606	$ 81,959	$ 345,592		$ 317,750		$ 260,135
Greater China
Disaggregation of Revenue [Line Items]
Total revenues	39,614	25,952	127,307	[1]	103,531	[1]	98,146	[1]
United States
Disaggregation of Revenue [Line Items]
Total revenues	8,053	15,934	38,729		69,016		49,997
All other countries
Disaggregation of Revenue [Line Items]
Total revenues	$ 52,939	$ 40,073	$ 179,556	[2]	$ 145,203	[2]	$ 111,992	[2]

[1]	Greater China is inclusive of mainland China, Hong Kong and Taiwan
[2]	No single country included in the other countries category generated more than 10% of total revenue